Income Tax (Details) - Schedule of Reconciliation of Effective Statutory Income Tax Rates - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Effective Statutory Income Tax Rates [Abstract]
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$ 69,955	$ 35,143
Income tax expense computed at Canadian statutory rates	18,888	9,489
Foreign tax rates different from statutory rate	(6,579)	(4,976)
Permanent items	(351)	(1,048)
Withholding taxes	6,064	3,789
Change in unrecognized deferred tax assets	2,255	6,789
Income tax expense	$ 20,277	$ 14,043